Shareholders’ Equity (Details)							12 Months Ended
		Feb. 09, 2026 $ / shares shares	Mar. 03, 2025 USD ($) $ / shares shares	Apr. 22, 2024 HKD ($) shares	Apr. 22, 2024 USD ($) $ / shares shares	Jul. 14, 2023 $ / shares shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($) shares	May 09, 2025 USD ($) $ / shares shares	Dec. 31, 2022 shares
Shareholders’ (Deficit) Equity [Line Items]
Permanent equity								1
Share split at a ratio						1-to-1.6
Total net proceeds				$ 50,995,776	$ 6,565,106				$ 65,641,784
Number of reclassified shares			780,000,000
Voting rights			1
Common stock value authorized | $			$ 50,000
Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued						18,000,000
Ordinary shares outstanding						18,000,000
Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized						800,000,000
Ordinary shares par value | $ / shares						$ 0.0000625
Common Stock [Member] | Neo-Concept International Group Holdings Ltd [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized			800,000,000
Ordinary shares par value | $ / shares			$ 0.0000625
Common stock value authorized | $			$ 50,000
Common Class A [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued	[1]							3,464,018	3,464,018
Ordinary shares outstanding	[1]							3,464,018	3,464,018
Ordinary shares shares authorized	[1]							156,000,000	156,000,000
Ordinary shares par value | $ / shares	[1]							$ 0.0003125
price per share | $ / shares			$ 0.0000625
Number of reclassified shares			780,000,000
Common Class A [Member] | Neo-Concept International Group Holdings Ltd [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized			780,000,000
Ordinary shares par value | $ / shares			$ 0.0000625
Common Class A [Member] | Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares outstanding	[2]							3,464,018	3,464,018	3,000,018		3,000,018
Ordinary shares par value | $ / shares											$ 0.0000625
Ordinary share issued	[2]								464,000
Common stock value authorized | $											$ 50,000
Common Class A [Member] | Subsequent Event [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares par value | $ / shares		$ 0.0003125
price per share | $ / shares		$ 0.5454
Offering shares issues		14,850,000
Common Class A [Member] | Maximum [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized											800,000,000
Ordinary shares par value | $ / shares											$ 0.0000625
Share comprised											780,000,000
Common Class A [Member] | Minimum [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized											160,000,000
Ordinary shares par value | $ / shares											$ 0.0003125
Common stock value authorized | $											$ 50,000
Share comprised											156,000,000
Class B Ordinary Shares [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued	[1]							600,000	600,000
Ordinary shares outstanding	[1]							600,000	600,000
Ordinary shares shares authorized	[1]							4,000,000	4,000,000
Ordinary shares par value | $ / shares	[1]							$ 0.0003125
price per share | $ / shares			$ 0.0000625
Number of reclassified shares			20,000,000
Voting rights			30
Class B Ordinary Shares [Member] | Neo-Concept International Group Holdings Ltd [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized			20,000,000
Ordinary shares par value | $ / shares			$ 0.0000625
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares outstanding	[2]							600,000	600,000	600,000		600,000
Ordinary shares par value | $ / shares											$ 0.0000625
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized											20,000,000
Ordinary shares par value | $ / shares											$ 0.0000625
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares shares authorized											4,000,000
Ordinary shares par value | $ / shares											$ 0.0003125
Share Consolidation [Member] | Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares par value | $ / shares											$ 0.0003125
IPO [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued								11,250,000
Ordinary shares outstanding								11,250,000
IPO [Member] | Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares par value | $ / shares					$ 0.0000625
Ordinary share issued				2,320,000	2,320,000
price per share | $ / shares					$ 4
Gross proceeds | $					$ 9,280,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.